FINANCIAL INSTRUMENTS 1 (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Liabilities [Abstract]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	12		25
Mark to market of derivatives	$ 1,200,000	$ 1,300,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets [Abstract]
Cash and cash equivalents	164,484,000		160,566,000
Restricted cash and investments	75,735,000		100,566,000
Marketable securities	1,172,000		685,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	268,992,000		288,137,000
Convertible bond (4.5%)	215,000,000		225,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Cash and cash equivalents	164,484,000		160,566,000
Restricted cash and investments	75,735,000		100,566,000
Marketable securities	1,172,000		685,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	194,271,000		249,293,000
Convertible bond (4.5%)	$ 111,531,000		94,500,000